Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2019
Michpal Micro Computers (1983) Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(2,713)
Intangible assets	11,329
Deferred tax liability	(2,606)
Goodwill	13,244
Total assets acquired net of acquired cash	$19,254

Calculo S.A.U [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$47
Intangible assets	1,037
Goodwill	622
Total assets acquired, net of acquired cash	$1,706

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2019 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

Adaptik Corporation [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(2,817)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468
Total assets acquired, net of acquired cash	$18,059

KnowledgePrice.com [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	505
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195
Total assets acquired, net of acquired cash	$5,754

Stoneriver, Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Current assets	$16,785
Property and equipment	1,088
Intangible assets	38,145
Goodwill	77,014
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	$31,759
Total purchase price	$101,351

Summary of intangible assets associated with the acquisition and not the amortization
Fair value
Developed technology	$34,039
Customer relationships	3,333
Backlog	773
Total intangible assets	$38,145

NetEffects [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

(1)	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic Software's management believe the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period

PowWow Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$(758)
Intangible assets	2,855
Deferred taxes	(473)
Goodwill	6,819
Total assets acquired net of acquired cash	$8,443

OnTarget Group Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$444
Intangible assets	4,908
Deferred taxes	(1,276)
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456

Matrix [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$2,340
Intangible assets	7,553
Deferred taxes	(2,276)
Credit from banks and others	(5,550)
Non-controlling interests	(434)
Goodwill	20,423
Total assets acquired net of acquired cash	$22,056

Dana Engineering Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$(9,270)
Intangible assets	5,311
Deferred taxes	(1,138)
Non-controlling interests	(5,235)
Goodwill	9,746
Total assets acquired net of acquired cash	$(586)

Noah Technologies Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(475)
Intangible assets	781
Deferred taxes	(171)
Goodwill	1,854
Total assets acquired net of acquired cash	$1,989

Integrity Software 2011 Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(1,130)
Intangible assets	1,316
Deferred taxes	(303)
Non-controlling interests	(318)
Goodwill	1,990
Total assets acquired net of acquired cash	$1,555

Cambium (2014) Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(8)
Intangible assets	365
Deferred taxes	(84)
Non-controlling interests	(238)
Goodwill	715
Total assets acquired net of acquired cash	$750

Pleasant Valley Business Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(793)
Intangible assets	1,809
Deferred taxes	(499)
Goodwill	7,792
Total assets acquired net of acquired cash	$8,309

Alius Group Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(4)
Intangible assets	2,986
Deferred taxes	(806)
Goodwill	14,190
Total assets acquired net of acquired cash	$16,366

Unique Software Industries Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(244)
Intangible assets	8,425
Deferred tax liability	(1,938)
Goodwill	9,547
Total assets acquired net of acquired cash	$15,790

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2019 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

Effective Solutions Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets	$692
Non-controlling interests	(320)
Intangible assets	739
Deferred tax liability	(170)
Goodwill	5,232
Total assets acquired net of acquired cash	$6,173